Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Product Liability Contingency [Line Items]
License agreement term		through 2033
License royalty rate		0.50%
Agreements incurred cost		$ 130,000	$ 500,000
Clinical and regulatory expense		$ 400,000	1,100,000
Description of comunities		the California Secretary of State to impose fines to enforce compliance of SB 826 including a $100,000 fine for "failure to timely file board member information with the Secretary of State"; a $100,000 fine for a first violation, defined as "each director seat required by this section to be held by a female, which is not held by a female during at least a portion of a calendar year"; and a $300,000 fine for subsequent violations.
Accrued Penalties And Fines First Violation		$ 100,000
Accrued Penalties And Fines Subsequent Violation		300,000
Accrued penalties and fines		$ 100,000
Liquidated damage				$ 1,000,000
Invoice Received In Business Combination	$ 1,860,000
Percentage Of Amount Requested By Commission	6.50%
Amount includes a requested commission in the Private placement	$ 27,900,000
Description of contract termination and claims		Pixium indicated that it considered this termination wrongful, rejected the Company’s offers, but retained the $1,000,000 payment. On May 19, 2021, Pixium filed suit in the Paris Commercial Court, and currently claim damages of approximately €5.1 million or about $5.6 million. We believe we have fulfilled our obligations to Pixium with the liquidated damages payment of $1,000,000 and thus the Company does not believe any further loss accrual is necessary.
License Fee [Member]
Product Liability Contingency [Line Items]
Agreements incurred cost		$ 0	$ 1,000